Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity	kr 86,836	kr 52,520
Impairment losses for the year	9,513	1,414	kr 760
Goodwill	kr 15,323
Discount rate applied to cash flow projections	7.00%
Discount rate applied to cash flow projections, pre tax	8.30%
Period over which management has projected cash flows	9 years
Intellectual property rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years
Technical Know-how | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Software and other intangibles | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Software and other intangibles | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Diabetes and Obesity care
Disclosure of detailed information about intangible assets [line items]
Goodwill	kr 19,592	4,018
Rare disease
Disclosure of detailed information about intangible assets [line items]
Goodwill	472	446
Depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	9,513	1,796
Depreciation and impairment losses | Software and other intangibles
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	72	20
Technical Know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity	kr 40,944	0
Useful life	10 years
Intellectual Property & Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity	kr 5,453	kr 6,018
Useful life	10 years	11 years
RNAi Technology Platform
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity	kr 9,530	kr 9,480
Useful life	20 years	21 years
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets not yet in use	kr 23,893	kr 29,548
Intellectual property rights | Depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	9,441	kr 1,776
Intellectual property rights | Ocedurenone
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year	kr 5,650